OTHER NON-CURRENT LIABILITIES (Provisions) (Details) $ in Thousands	12 Months Ended
Jan. 03, 2021 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 10,790
Changes in estimates made during the fiscal year	1,208
Accretion of interest	242
Balance, December 31, 2018	$ 12,240
Expected Timing Of Outflows, Other Provisions	20 years